8. Stock Purchase Options (Details - Option activity) - Equity Option [Member] - $ / shares	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Options
Options outstanding	3,720,486	1,382,351	1,382,351
Options exercisable	930,403	1,299,808
Weighted Average Exercise Price
Weighted average exercise price, options outstanding	$ 0.49	$ 0.29	$ 0.29
Weighted average exercise price, options exercisable	$ 0.35	$ 0.29